UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

FORM N-Q
JULY 31, 2005

ITEM 1.      SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 92.9%
CONSUMER DISCRETIONARY — 12.3%
Hotels, Restaurants & Leisure — 3.4%
12,000	Ctrip.com International Ltd., ADR	$664,860
6,300	Outback Steakhouse Inc.	293,454
9,931	Station Casinos Inc.	729,432
17,500	Steak 'n Shake Co.*	378,875

		2,066,621

Household Durables — 0.5%
16,600	Tempur-Pedic International Inc.*	285,686

Leisure Equipment & Products — 1.2%
18,880	Marvel Enterprises Inc.*	366,083
9,300	SCP Pool Corp.	338,892

		704,975

Media — 3.5%
18,900	Focus Media Holding Ltd., ADR*	364,392
15,080	ProQuest Co.*	522,522
18,900	R.H. Donnelley Corp.*	1,237,950

		2,124,864

Specialty Retail — 3.2%
15,500	AnnTaylor Stores Corp.*	399,435
18,600	Cabela's Inc., Class A Shares *	409,944
25,900	HOT Topic Inc.*	441,336
7,000	Men's Wearhouse Inc.*	251,720
20,600	West Marine Inc.*	413,236

		1,915,671

Textiles, Apparel & Luxury Goods — 0.5%
6,640	Reebok International Ltd.	280,872

	TOTAL CONSUMER DISCRETIONARY	7,378,689

CONSUMER STAPLES — 2.8%
Beverages — 0.5%
13,100	Cott Corp.*	303,920

Food & Staples Retailing — 0.7%
13,200	United Natural Foods Inc.*	445,104

Food Products — 0.7%
3,700	Diamond Foods Inc.*	81,955
15,420	Hain Celestial Group Inc.*	305,779

		387,734

Household Products — 0.5%
9,300	Spectrum Brands Inc.*	288,300

Personal Products — 0.4%
11,600	Herbalife Ltd.*	266,684

	TOTAL CONSUMER STAPLES	1,691,742

ENERGY — 6.9%
Energy Equipment & Services — 3.9%
2,500	Atwood Oceanics Inc.*	170,425
5,700	CARBO Ceramics Inc.	495,273
46,800	Grey Wolf Inc.*	358,956
59,030	Key Energy Services Inc.*	773,293
4,576	Todco, Class A Shares *	140,529
6,600	Universal Compression Holdings Inc.*	267,630
5,000	Veritas DGC Inc.*	154,000

		2,360,106

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

Oil, Gas & Consumable Fuels — 3.0%
7,300	Cheniere Energy Inc.*	$248,127
7,700	Comstock Resources Inc.*	213,213
8,550	Encore Acquisition Co.*	269,667
18,400	KFx Inc.*	317,768
7,100	OPTI Canada Inc.*	171,447
11,330	Plains Exploration & Production Co.*	436,772
4,500	Range Resources Corp.	137,430

		1,794,424

	TOTAL ENERGY	4,154,530

FINANCIALS — 10.1%
Capital Markets — 0.6%
5,505	Affiliated Managers Group Inc.*	392,507

Commercial Banks — 3.0%
1,540	City National Corp.	112,528
12,540	Cullen/Frost Bankers Inc.	628,254
8,840	East-West Bancorp Inc.	304,980
6,062	UCBH Holdings Inc.	110,753
11,300	Westamerica Bancorp.	618,675

		1,775,190

Insurance — 2.6%
3,640	Aspen Insurance Holdings Ltd.	103,412
10,700	IPC Holdings Ltd.	432,815
3,962	Platinum Underwriters Holdings Ltd.	137,363
36,400	Universal American Financial Corp.*	896,168

		1,569,758

Real Estate — 3.4%
4,112	Alexandria Real Estate Equities Inc.	330,810
21,020	American Financial Realty Trust	302,688
7,360	Ashford Hospitality Trust Inc.	87,510
3,900	BioMed Realty Trust Inc.	99,177
966	CenterPoint Properties Trust	42,369
6,484	Cousins Properties Inc.	211,378
6,500	Global Signal Inc.	278,850
4,700	Gramercy Capital Corp.	124,268
9,497	PS Business Parks Inc.	440,946
3,946	United Dominion Realty Trust Inc.	100,426

		2,018,422

Thrifts & Mortgage Finance — 0.5%
3,760	Downey Financial Corp.	291,174

	TOTAL FINANCIALS	6,047,051

HEALTH CARE — 17.9%
Biotechnology — 6.8%
32,000	Abgenix Inc.*	331,840
7,400	Cubist Pharmaceuticals Inc.*	126,466
37,700	CuraGen Corp.*	239,018
12,200	CV Therapeutics Inc.*	343,674
3,000	InterMune Inc.*	45,390
31,900	Mannkind Corp.*	274,340
59,300	Nektar Therapeutics *	1,112,468
43,280	NPS Pharmaceuticals Inc.*	470,454
14,800	Protein Design Labs Inc.*	337,292
17,900	Tanox Inc.*	250,421
18,400	Telik Inc.*	312,800
27,000	ViaCell Inc.*	230,580

		4,074,743

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

Health Care Equipment & Supplies — 4.1%
24,338	Advanced Medical Optics Inc.*	$1,011,730
12,120	Cytyc Corp.*	302,515
34,790	DJ Orthopedics Inc.*	853,399
10,700	Wright Medical Group Inc.*	276,702

		2,444,346

Health Care Providers & Services — 3.7%
8,900	Health Net Inc.*	345,320
28,800	LifePoint Hospitals Inc.*	1,346,688
8,500	Manor Care Inc.	322,660
6,000	WellCare Health Plans Inc.*	229,920

		2,244,588

Pharmaceuticals — 3.3%
5,500	American Pharmaceutical Partners Inc.*	249,645
8,000	Andrx Corp.*	148,400
16,800	Connetics Corp.*	314,328
18,100	Impax Laboratories Inc.*	287,790
66,300	Inspire Pharmaceuticals Inc.*	625,540
34,356	Ista Pharmaceuticals Inc.*	342,873

		1,968,576

	TOTAL HEALTH CARE	10,732,253

INDUSTRIALS — 5.3%
Commercial Services & Supplies — 1.0%
9,100	Herman Miller Inc.	290,563
20,800	Steelcase Inc., Class A Shares	304,512

		595,075

Construction & Engineering — 1.6%
34,700	Chicago Bridge & Iron Co. NV, New York Shares	969,865

Machinery — 0.6%
16,000	Stewart & Stevenson Services Inc.	370,400

Trading Companies & Distributors — 2.1%
32,940	MSC Industrial Direct Co. Inc., Class A Shares	1,274,449

	TOTAL INDUSTRIALS	3,209,789

INFORMATION TECHNOLOGY — 26.0%
Communications Equipment — 5.7%
58,465	ADC Telecommunications Inc.*	1,528,275
40,000	Polycom Inc.*	662,800
17,430	RADWARE Ltd.*	296,833
55,683	Tekelec *	924,895

		3,412,803

Computers & Peripherals — 1.6%
68,600	Adaptec, Inc.*	264,110
1,800	Avid Technology Inc.*	74,070
29,900	Electronics for Imaging Inc.*	629,993

		968,173

Electronic Equipment & Instruments — 0.9%
28,400	Dolby Laboratories Inc., Class A Shares*	540,452

Internet Software & Services — 7.1%
27,100	Akamai Technologies Inc.*	413,817
48,270	Digitas Inc.*	544,485
5,200	Hurray! Holding Co. Ltd., ADR*	50,492
59,800	RealNetworks Inc.*	297,206
39,500	SINA Corp.*	1,098,495
112,100	SkillSoft PLC, ADR *	433,827

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

Internet Software & Services (continued)
48,200	Sohu.com Inc.*	$876,276
10,200	Tom Online Inc., ADR*	137,496
70,300	webMethods Inc.*	426,721

		4,278,815

IT Services — 1.3%
22,700	CSG Systems International Inc.*	423,355
18,500	Wright Express Corp.*	388,130

		811,485

Semiconductors & Semiconductor Equipment — 6.3%
203,000	Applied Micro Circuits Corp.*	611,030
36,400	ASE Test Ltd.*	252,980
23,200	ATI Technologies Inc.*	292,088
39,944	ChipMOS TECHNOLOGIES (Bermuda) Ltd.*	278,010
19,000	Cymer Inc.*	659,300
16,300	Entegris Inc.*	191,851
34,700	Micrel Inc.*	419,523
16,400	Semtech Corp.*	301,104
603,100	Zarlink Semiconductor Inc.*	771,968

		3,777,854

Software — 3.1%
13,000	Hyperion Solutions Corp.*	611,780
10,500	Kongzhong Corp., ADR*	111,615
3,650	NetIQ Corp.*	41,792
6,300	The9 Ltd., ADR*	143,892
122,337	TIBCO Software Inc.*	940,772

		1,849,851

	TOTAL INFORMATION TECHNOLOGY	15,639,433

MATERIALS — 4.3%
Chemicals — 3.1%
7,000	Cytec Industries Inc.	317,660
13,310	Minerals Technologies Inc.	828,414
6,200	Scotts Miracle-Gro Co., Class A Shares*	486,080
4,210	Valspar Corp.	206,543

		1,838,697

Metals & Mining — 1.2%
14,770	Apex Silver Mines Ltd.*	205,008
20,930	Compass Minerals International Inc.	532,668

		737,676

	TOTAL MATERIALS	2,576,373

TELECOMMUNICATION SERVICES — 6.6%
Diversified Telecommunication Services — 1.9%
84,170	Cincinnati Bell Inc.*	382,132
35,600	Citizens Communications Co.	467,784
3,800	Commonwealth Telephone Enterprises Inc.	162,640
7,600	New Skies Satellites Holdings Ltd.	157,320

		1,169,876

Wireless Telecommunication Services — 4.7%
52,300	Dobson Communications Corp., Class A Shares*	368,715
11,500	InPhonic Inc.*	184,000
13,400	Nextel Partners Inc., Class A Shares*	333,660
21,110	SpectraSite Inc.*	1,724,687
29,200	US Unwired Inc.*	181,624

		2,792,686

	TOTAL TELECOMMUNICATION SERVICES	3,962,562

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

UTILITIES — 0.7%
Electric Utilities — 0.7%
14,500	ITC Holdings Corp.*	$406,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $49,814,214)	55,798,422

FACE
AMOUNT

SHORT-TERM INVESTMENT — 6.7%
Repurchase Agreement — 6.7%
$4,028,000	Interest in $775,979,000 joint tri-party repurchase agreement dated 7/29/05
	with Banc of America Securities LLC, 3.290% due 8/1/05, Proceeds at
	maturity- $4,029,104; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 5.250% due 8/10/05 to 11/5/12; Market
	value- $4,108,564) (Cost — $4,028,000)	4,028,000

	TOTAL INVESTMENTS — 99.6% (Cost — $53,842,214#)	59,826,422
	Other Assets in Excess of Liabilities — 0.4%	263,987

	TOTAL NET ASSETS — 100.0%	$60,090,409

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Growth Opportunities Fund (the “Fund”), is a separate diversified Series of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act” ), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,307,075
Gross unrealized depreciation	(2,322,867)

Net unrealized appreciation	$5,984,208

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 29, 2005

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: September 29, 2005